Asset Acquisition (Details)	1 Months Ended		6 Months Ended			12 Months Ended
	Aug. 31, 2023 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Asset Acquisition [Line Items]
Ownership percentage		100.00%
Gross consideration | ¥		¥ 40,000,000
Paid amount | ¥	¥ 5,000,000	¥ 10,000,000					¥ 5,000,000
Unpaid consideration			$ 2,239,098	¥ 16,040,000		$ 1,250,768	¥ 8,960,000
Consideration payable, current			840,970			801,866
Consideration payable noncurrent			1,388,878			$ 1,338,719
Interest expense			$ 48,115		$ 59,274